Net income (loss) per share and net loss attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) per share and net loss attributable to ordinary shareholders
1 6 .	Net income ( loss ) per share and net loss attributable to ordinary shareholders
The Group’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if converted basis.
For the year ended December 31, 2019, the Group used the two-class method of computing basic earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Diluted net income per share for the year
 ended December 31, 2019 is computed using as-if-converted method and assumes the vest of restricted share units using the treasury stock method as this method is more dilutive than the two-class method.
For the years ended December 31, 2017 and 2018, for the purpose of calculating net loss per share as a result of the 2018 Restructuring as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the 2018 Restructuring took place at the beginning of the period presented.
Basic and diluted net loss per share for each of the year presented were calculated as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	(612,897,944)	(876,279,828)	39,753,232
Deemed dividend	—	(6,661,667)	—
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	—	—	(14,283,763)
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	(612,897,944)	(882,941,495)	25,469,469
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,188,790	8,115,160	19,254,661
Basic net income (loss) per ordinary share	(74.85)	(108.80)	1.32
Diluted net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	(612,897,944)	(882,941,495)	25,469,469
Add: undistributed earnings allocated to participating securities	—	—	14,283,763
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	(612,897,944)	(882,941,495)	39,753,232
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,188,790	8,115,160	19,254,661
Add: conversion of convertible redeemable preferred shares into ordinary shares	—	—	10,798,380
Restricted Share Units	—	—	1,389,890
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	8,188,790	8,115,160	31,442,931
Diluted net income (loss) per ordinary share	(74.85)	(108.80)	1.26
Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Convertible Redeemable Preferred Equity/Shares	12,046,442	19,906,105	—
Restricted Share Units	—	2,098,069	—

Total	12,046,442	22,004,174	—